Guarantee Liabilities	12 Months Ended
Dec. 31, 2025
Guarantee Liabilities [Abstract]
GUARANTEE LIABILITIES
12.	GUARANTEE LIABILITIES

The movement of guarantee liabilities during 2024 and 2025 is as follows:

Guarantee liabilities-stand ready

	December 31,	December 31,
	2024	2025
	RMB	RMB
Balance at beginning of year	8,802	606,886
Provision at the inception of new loans	1,027,383	2,221,546
Released into revenue	(429,299)	(1,838,731)
Balance at end of year	606,886	989,701

Guarantee liabilities-contingent

	December 31,	December 31,
	2024	2025
	RMB	RMB
Balance at beginning of year	28,351	578,797
Provision for contingent liabilities	869,280	2,366,344
Net payout (i)	(318,834)	(1,645,044)
Balance at end of year	578,797	1,300,097
(i)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

As of December 31, 2024 and 2025, the contractual amounts of the outstanding loans subject to guarantee by the Group is estimated to be RMB6,828.3 million and RMB10,940.6 million, respectively.